ACCOUNTING PRINCIPLES - Climate change disclosures (Details) € in Millions, l in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended	24 Months Ended	60 Months Ended
	May 31, 2023 MWd	Mar. 31, 2022 USD ($) MWd	Dec. 31, 2023 USD ($) MWd furnace T l	Dec. 31, 2023 USD ($) recycler T	Dec. 31, 2028 T	Dec. 31, 2030 T	Feb. 29, 2024 EUR (€)	Dec. 31, 2023 EUR (€) T	Nov. 30, 2023 EUR (€)	Jul. 20, 2023 EUR (€)	Jun. 22, 2023 EUR (€)	Feb. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Gross capital cost of CO2 emissions reduction | $			$ 10,000
Percentage of public funding of decarbonization costs			50.00%
Capital commitments | $			$ 2,799	$ 2,799									$ 2,930
Number of specialist scrap metal recyclers acquired | recycler				3
Property, plant and equipment | $			$ 33,656	$ 33,656									$ 30,167
Nominal capacity of renewable energy (in MW) | MWd		975
Bottom of range
Disclosure of initial application of standards or interpretations [line items]
Percentage of emission covered by residual emissions			5.00%
Top of range
Disclosure of initial application of standards or interpretations [line items]
Percentage of emission covered by residual emissions			10.00%
VdSA
Disclosure of initial application of standards or interpretations [line items]
Capacity of wind power (in MW) | MWd	554
Joint Venture
Disclosure of initial application of standards or interpretations [line items]
Capacity of renewable energy (in MW) | MWd			250
Percentage of electricity requirement			20.00%
Greenko Group
Disclosure of initial application of standards or interpretations [line items]
Expected reduction in CO2 (in tonnes) | T			1,500,000
Decarbonization costs | $		$ 600
Steelanol
Disclosure of initial application of standards or interpretations [line items]
Expected reduction in CO2 (in tonnes) | T			125,000
Capacity of bio-ethanol production per annum (in liters) | l			80
Global
Disclosure of initial application of standards or interpretations [line items]
Percentage of targeted reduction in CO2 emissions			25.00%
Total Europe
Disclosure of initial application of standards or interpretations [line items]
Percentage of targeted reduction in CO2 emissions			35.00%
Canada
Disclosure of initial application of standards or interpretations [line items]
Decarbonization projects, government funding commitments | $														$ 400
Number of electronic arc furnaces used as feedstock for the plant | furnace			1
Canada | Forecast
Disclosure of initial application of standards or interpretations [line items]
Capacity of hydrogen DRI plant (in tonnes) | T					2,500,000
Ontario
Disclosure of initial application of standards or interpretations [line items]
Decarbonization projects, government funding commitments | $														$ 500
Spain
Disclosure of initial application of standards or interpretations [line items]
Percentage of targeted reduction in CO2 emissions					50.00%
Capacity of hydrogen DRI plant (in tonnes) | T			2,300,000	2,300,000				2,300,000
Capital commitments | €								€ 1,000
Direct reduced iron supplied (in tonnes) | T			1,000,000
European commission approved grant | €												€ 450
Spain | Sestao
Disclosure of initial application of standards or interpretations [line items]
Number of electronic arc furnaces used as feedstock for the plant | furnace			2
Germany
Disclosure of initial application of standards or interpretations [line items]
Decarbonization projects, government funding commitments | €												€ 55
Germany | Forecast
Disclosure of initial application of standards or interpretations [line items]
Decarbonization projects, government funding commitments | €							€ 1,300
France
Disclosure of initial application of standards or interpretations [line items]
Capacity of hydrogen DRI plant (in tonnes) | T			2,500,000	2,500,000				2,500,000
European commission approved grant | €										€ 850
Belgium
Disclosure of initial application of standards or interpretations [line items]
Number of electronic arc furnaces used as feedstock for the plant | furnace			2
European commission approved grant | €											€ 280
Belgium | Forecast
Disclosure of initial application of standards or interpretations [line items]
Capacity of hydrogen DRI plant (in tonnes) | T						2,500,000
Belgium | Steelanol
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment | €									€ 200